FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2009

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] April 28, 2009

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
57

Form 13F Information Table Value Total:
$348,047,882

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2009
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	   32,918	   42,750   x      42,750
AMERICAN NAT'L INS. CO	COM  	23645104  	  273.079	    5,210   x       5,210
AMERICAN TEL & TEL    	COM  	030177109 	1,013,238	   40,208   x      40,208
ASTORIA FIN'L         	COM  	46265104	  272,888	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103    6,828,540  	1,990,828   x   1,990,828
AMBAC FIN'L			COM	23139108	   78,000	  100,000	x	100,000
BANK OF AMERICA		COM	60505104	  281,352	   41,254  	x      41,254
BRISTOL MYERS SQUIBB	COM  	110122108  32,634,015	1,488,322  	x   1,488,322
CFS BANCORP			COM 	12525D102	  633,775	  162,506  	x     162,506
CITIGROUP, INC		COM  	172967101	  103,791	   41,024  	x      41,024
CHEVRONTEXCO CORP.	COM  	166764100	2,114,160	   31,442	x      31,442
COMCAST CL. A		COM	20030N101	1,741,393	  127,668  	x     127,668
DELMONTE FOODS		COM 	24522P103	   87,480	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	4,240,112	  452,037  	x     452,037
EXXON MOBIL CORP		COM  	30231G102	1,315,147	   19,312  	x      19,312
FIRST PLACE FIN'L		COM  	33610T109      64,583	   19,221  	x      19,221
FIRST NIAGARA FIN'L	COM	33582V108  10,183,757	  935,148	x     935,148
FLUSHING FINANCIAL CORP	COM  	343873105   4,284,795	  711,760 	x     711,760
GENERAL ELECTRIC		COM	369604103	  205,233	   20,300	x	 20,300
HOLOGIC              	COM 	436440101  15,758,292	1,203,842  	x   1,204,842
IBM                    	COM  	459200101   1,745,473      18,015 	x      18,015
IDT CORP.              	COM  	448947101     842,640	  726,414  	x     726,414
IDT CORP. CL. B		COM  	448847309	   44,488      38,351	x      38,351
KANSAS CITY SOUTHERN   	COM  	485170302	  142,924      11,245 	x      11,245
KEYCORP NEW			COM	493267108	  229,710	   19,188	x	 19,188
LANDMARK SVGS. BK.     	COM  	514928100	1,384,426	   96,074   x      96,074
MARSHALL & ISLEY		COM	571834100	   65,837	   11,694	x      11,694
MERCK & CO.			COM  	589331107  23,251,965	  869,232  	x     869,232
MERITOR SVGS BK PA     	COM  	590007100	   44,298	   21,400  	x      21,400
MEDQUIST			COM	584949101   2,125,173	  833,401	x     833,401
MEDCO HEALTH SOL.		COM	58405U102	  970,085	   23,466  	x      23,466
MONSANTO 			COM	66166W101	1,010,584	  244,312	x     244,312
MOTOROLA               	COM  	620076109	   50,760	   12,000  	x      12,000
MBIA INC.			COM	55262C100   8,953,717	1,954,960	x   1,954,960
NAM TAI ELEC.		COM  	629865205   6,156,827	1,655,061  	x   1,655,061
NEW YORK COMMUNITY BANC	COM  	649445103  40,339,360	3,611,402  	x   3,611,402
NEW YORK MAGIC         	COM  	629484106   1,173,492	   61,601  	x      61,601
NEWMARKET GROUP		COM	651587107     323,700	    7,307	x       7,307
NOVARTIS ADR           	COM  	66987V109	6,290,335	  166,279  	x     166,279
NY TIMES CL A.		COM	650111107   3,281,045	  725,895	x     725,895
OLD REPUBLIC           	COM  	680223104  21,431,013  	1,980,685  	x   1,980,685
PHI INC. NON-VOTE      	COM  	716604202	  346,605      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  26,852,539	1,971,552  	x   1,971,552
PROVIDENT BANCORP      	COM  	74383A109  12,047,259	1,167,177  	x   1,167,177
QUESTAR CORP.          	COM  	748356102     469,409	   15,950  	x      15,950
SCHERING PLOUGH		COM 	806605101  38,170,687	1,620,836	x   1,620,836
SEABOARD CORP.         	COM  	811543107  19,076,880      18,888  	x      18,888
SLM CORP.			COM	78443P106	5,633,659	1,138,113  	x   1,138,113
SYMS CORP              	COM  	871551107	2,721,013     444,610  	x     444,610
TCF FIN'L              	COM  	872275102	  286,521      24,364  	x      24,364
THREE COM			COM  	885535104  11,354,758  	3,674,679  	x   3,674,679
TRAVELERS			COM	89417E109   2,761,497	   91,168	x      91,168
USEC INC.              	COM  	90333E108	  132,458	   27,595  	x      27,595
USG INC.			COM	903293405	  418,550	   55,000	x	 55,000
VIVENDI UNIVERSAL		COM 	92851S204	  312,533      11,816  	x      11,816
VOLVO                  	COM  	928856400	   52,860  	   10,000  	x      10,000
WYETH                  	COM  	983024100  25,406,254     590,294 	x     590,294

TOTALS                                  348,047,882  31,459,280  	   31,459,280